UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

     /s/ John B. Cooper     Armonk, NY     November 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $58,060 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784      637    16288 SH       SOLE                    15886        0        0
AMGEN INC                      COM              031162100     4913    89150 SH       SOLE                    89150        0        0
APACHE CORP                    COM              037411105     2131    21800 SH       SOLE                    21800        0        0
BARRICK GOLD CORP              COM              067901108     6260   135245 SH       SOLE                   135145        0        0
BEMIS INC                      COM              081437105     2527    79600 SH       SOLE                    79500        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     2839   125350 SH       SOLE                   125250        0        0
CONOCOPHILLIPS                 COM              20825c104     2825    49184 SH       SOLE                    49184        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1448    22360 SH       SOLE                    22360        0        0
EL PASO CORP                   COM              28336L109      404    32595 SH       SOLE                    32395        0        0
INTEL CORP                     COM              458140100      287    14925 SH       SOLE                    14925        0        0
ISHARES INC                    MSCI HONG KONG   464286871      660    36400 SH       SOLE                    36400        0        0
ISHARES INC                    MSCI JAPAN       464286848     1976   199900 SH       SOLE                   199900        0        0
ISHARES INC                    MSCI TAIWAN      464286731     2306   170165 SH       SOLE                   170065        0        0
ISHARES TR                     S&P500 GRW       464287309     6050   101900 SH       SOLE                   101900        0        0
JAPAN SMALLER CAPTLZTN FD IN   COM              47109u104       81    10000 SH       SOLE                    10000        0        0
MEDTRONIC INC                  COM              585055106     1204    35850 SH       SOLE                    35850        0        0
MERCK & CO INC NEW             COM              58933y105     2932    79665 SH       SOLE                    79565        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103     1046    57900 SH       SOLE                    57900        0        0
NEWS CORP                      CL B             65248e203      381    25300 SH       SOLE                    25300        0        0
NORFOLK SOUTHERN CORP          COM              655844108     3292    55320 SH       SOLE                    55320        0        0
PARKER DRILLING CO             COM              701081101       64    14655 SH       SOLE                    14655        0        0
PFIZER INC                     COM              717081103     1073    62513 SH       SOLE                    62513        0        0
PROCERA NETWORKS INC           COM              74269u104       25    47600 SH       SOLE                    47600        0        0
PROSHARES TR                   PSHS SHTRUSS2000 74347r826      228     6000 SH       SOLE                     6000        0        0
ROWAN COS INC                  COM              779382100      228     7500 SH       SOLE                     7500        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     3837    68450 SH       SOLE                    68450        0        0
TECO ENERGY INC                COM              872375100     1822   105200 SH       SOLE                   105200        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      331    11450 SH       SOLE                    11450        0        0
TRANSCANADA CORP               COM              89353d107      464    12500 SH       SOLE                    12500        0        0
UNITEDHEALTH GROUP INC         COM              91324p102     1016    28950 SH       SOLE                    28950        0        0
VALERO ENERGY CORP NEW         COM              91913y100     2605   148800 SH       SOLE                   148700        0        0
WAL MART STORES INC            COM              931142103     2054    38381 SH       SOLE                    38381        0        0
YAMANA GOLD INC                COM              98462y100      114    10000 SH       SOLE                    10000        0        0